UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes — 97.2% of Net Assets
	ABS Car Loan — 0.3%
$ 790,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 144A, 4.260%, 3/25/2014	$787,269

	ABS Home Equity — 0.4%
945,156	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	709,280
758,537	Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.470%, 3/25/2032	671,775

		1,381,055

	Automotive — 1.0%
1,990,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,987,003
975,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	976,296

		2,963,299

	Banking — 6.8%
3,025,000	Barclays Bank PLC, 6.750%, 5/22/2019	3,374,182
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,487,961
605,000	Citigroup, Inc., 6.125%, 5/15/2018	608,272
2,135,000	Citigroup, Inc., 6.500%, 8/19/2013	2,274,187
1,380,000	Citigroup, Inc., 8.125%, 7/15/2039	1,557,533
625,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	663,127
1,390,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	1,487,994
2,385,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	2,563,863
2,530,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	2,725,918
800,000	Morgan Stanley, 4.000%, 1/15/2010	800,582
615,000	Morgan Stanley, 5.375%, 10/15/2015	635,452
100,000	Morgan Stanley, 6.750%, 4/15/2011	105,948
1,620,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	1,751,492
835,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	838,696

		20,875,207

	Building Materials — 1.3%
2,520,000	Holcim Capital Corp. Ltd., 144A, 6.875%, 9/29/2039	2,646,421
815,000	Owens Corning, Inc., 7.000%, 12/01/2036	760,102
795,000	USG Corp., 6.300%, 11/15/2016	711,525

		4,118,048

	Chemicals — 0.9%
1,305,000	Chevron Phillips Chemical Co. LLC, 144A, 8.250%, 6/15/2019	1,535,916
1,330,000	RPM International, Inc., 6.125%, 10/15/2019	1,338,082

		2,873,998

	Commercial Mortgage-Backed Securities — 7.1%
795,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	807,400
850,000	Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045	865,883
1,305,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	1,302,457
1,245,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A2, 5.270%, 12/11/2040	1,247,290
1,200,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.667%, 6/11/2040(b)	1,224,179
145,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	125,131
690,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.700%, 12/10/2049(b)	615,534
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.095%, 12/10/2049(b)	897,943
710,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	720,535
1,800,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,807,018
960,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.883%, 7/10/2038(b)	875,272
2,839,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	2,589,206
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	998,120
1,375,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.874%, 4/15/2045(b)	1,325,005

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$ 850,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	$740,491
1,710,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	1,717,700
900,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.649%, 6/11/2042(b)	868,927
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	1,174,787
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,942,383

		21,845,261

	Consumer Products — 0.2%
255,000	Whirlpool Corp., 8.000%, 5/01/2012	276,268
250,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	283,065

		559,333

	Distributors — 0.7%
714,000	EQT Corp., 8.125%, 6/01/2019	824,936
1,240,000	Sempra Energy, 6.000%, 10/15/2039	1,224,441

		2,049,377

	Diversified Manufacturing — 2.2%
1,200,000	Crane Co., 6.550%, 11/15/2036(c)	1,186,418
2,145,000	General Electric Co., 5.250%, 12/06/2017	2,191,901
3,390,000	Hutchison Whampoa International Ltd., 144A, 5.750%, 9/11/2019	3,436,650

		6,814,969

	Electric — 3.2%
290,000	AES Corp. (The), 7.750%, 10/15/2015	294,350
570,000	AES Corp. (The), 8.000%, 10/15/2017	584,963
1,765,000	AES Corp. (The), 8.000%, 6/01/2020	1,795,887
110,000	CMS Energy Corp., 8.750%, 6/15/2019	120,400
950,000	Enersis SA, Chile, 7.375%, 1/15/2014	1,059,017
630,000	Exelon Generation Co. LLC, 5.200%, 10/01/2019	630,282
1,535,000	Exelon Generation Co. LLC, 6.250%, 10/01/2039	1,563,906
690,000	IPALCO Enterprises, Inc., 144A, 7.250%, 4/01/2016	691,725
1,365,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,393,049
590,000	Southern California Edison Co., 7.625%, 1/15/2010	591,063
1,270,000	TransAlta Corp., 4.750%, 1/15/2015	1,278,840

		10,003,482

	Environmental — 0.4%
1,065,000	Waste Management, Inc., 7.375%, 3/11/2019	1,228,920

	Financial Other — 0.5%
1,430,000	HKCG Finance Ltd., 144A, 6.250%, 8/07/2018	1,539,718

	Food & Beverage — 3.3%
560,000	Anheuser-Busch Cos., Inc., 4.500%, 4/01/2018	528,941
3,250,000	Anheuser-Busch InBev Worldwide, Inc., 144A, 6.375%, 1/15/2040	3,389,302
2,235,000	Del Monte Corp., 144A, 7.500%, 10/15/2019	2,302,050
1,420,000	Dr Pepper Snapple Group, Inc., 6.820%, 5/01/2018	1,592,982
915,000	Kraft Foods, Inc., 6.125%, 8/23/2018	964,730
1,410,000	Smithfield Foods, Inc., 144A, 10.000%, 7/15/2014	1,529,850

		10,307,855

	Government Owned - No Guarantee — 2.0%
1,780,000	Export-Import Bank of Korea, 8.125%, 1/21/2014	2,066,381
2,360,000	Petrobras International Finance Co., 6.875%, 1/20/2040	2,425,133
1,375,000	Qtel International Finance Ltd., 144A, 7.875%, 6/10/2019	1,541,338

		6,032,852

	Health Insurance — 0.7%
2,005,000	WellPoint, Inc., 7.000%, 2/15/2019	2,242,448

	Healthcare — 1.1%
330,000	Boston Scientific Corp., 6.000%, 1/15/2020	337,186
190,000	Express Scripts, Inc., 7.250%, 6/15/2019	215,875
575,000	HCA, Inc., 7.500%, 12/15/2023	525,403
935,000	HCA, Inc., 9.125%, 11/15/2014	986,425
485,000	Hospira, Inc., 6.050%, 3/30/2017	507,608
670,000	Medco Health Solutions, 7.250%, 8/15/2013	744,341

		3,316,838

	Hybrid ARMs — 0.7%
1,040,496	FHLMC, 5.988%, 11/01/2036(b)	1,102,331
910,621	FNMA, 6.012%, 2/01/2037(b)	966,465

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$ 27,553	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 3.749%, 1/25/2037(b)	$27,004
		2,095,800

	Independent Energy — 1.5%
1,710,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	1,939,167
2,400,000	XTO Energy, Inc., 6.375%, 6/15/2038	2,692,630

		4,631,797

	Industrial Other — 0.3%
760,000	Timken Co. (The), 6.000%, 9/15/2014	799,798

	Life Insurance — 0.2%
630,000	Aflac, Inc., 6.900%, 12/17/2039	620,652

	Lodging — 0.3%
500,000	Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	483,125
510,000	Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	589,687

		1,072,812

	Media Cable — 2.0%
995,000	Comcast Corp., 6.450%, 3/15/2037	1,025,915
1,770,000	Comcast Corp., 6.950%, 8/15/2037	1,929,111
410,000	Cox Communications, Inc., 5.450%, 12/15/2014	439,254
755,000	Cox Communications, Inc., 6.750%, 3/15/2011	793,840
1,760,000	Time Warner Cable, Inc., 8.250%, 4/01/2019	2,096,325

		6,284,445

	Media Non-Cable — 0.6%
1,900,000	Inmarsat Finance PLC, 144A, 7.375%, 12/01/2017	1,942,750

	Metals & Mining — 1.6%
1,275,000	ArcelorMittal, 7.000%, 10/15/2039	1,342,465
1,510,000	ArcelorMittal, 9.850%, 6/01/2019	1,953,037
790,000	Rio Tinto Finance (USA) Ltd., 9.000%, 5/01/2019	999,815
710,000	United States Steel Corp., 6.650%, 6/01/2037	571,182

		4,866,499

	Mortgage Related — 14.9%
682,781	FHLMC, 4.000%, 7/01/2019	697,578
1,467,834	FHLMC, 4.500%, 12/01/2034	1,473,033
331,594	FHLMC, 5.000%, 11/01/2018	349,473
935,721	FHLMC 5.500%, with various maturities in 2018(d)	997,587
136,370	FHLMC, 6.000%, 6/01/2035	145,745
550,729	FNMA, 4.000%, 6/01/2019	562,836
5,526,640	FNMA 4.500%, with various maturities from 2019 to 2035(d)	5,633,448
6,042,437	FNMA 5.500%, with various maturities from 2018 to 2038(d)	6,345,657
6,829,684	FNMA 6.000%, with various maturities from 2016 to 2039(d)	7,254,344
3,081,663	FNMA 6.500%, with various maturities from 2029 to 2037(d)	3,307,400
146,625	FNMA 7.000%, with various maturities in 2030(d)	162,264
169,362	FNMA 7.500%, with various maturities from 2024 to 2032(d)	191,080
4,694,365	GNMA 5.000%, with various maturities from 2035 to 2038(d)	4,841,594
10,373,340	GNMA 5.500%, with various maturities from 2034 to 2039(d)	10,887,043
1,969,029	GNMA 6.000%, with various maturities from 2029 to 2037(d)	2,086,096
423,547	GNMA 6.500%, with various maturities from 2028 to 2032(d)	456,860
284,561	GNMA 7.000%, with various maturities from 2025 to 2029(d)	315,987
104,725	GNMA 7.500%, with various maturities from 2025 to 2030(d)	117,839
58,591	GNMA, 8.000%, 11/15/2029	67,354
92,845	GNMA 8.500%, with various maturities from 2017 to 2023(d)	105,763
16,454	GNMA 9.000%, with various maturities in 2016(d)	18,306
33,843	GNMA 11.500%, with various maturities from 2013 to 2015(d)	37,809

		46,055,096

	Non-Captive Consumer — 1.0%
735,000	HSBC Finance Corp., 7.000%, 5/15/2012	799,210
325,000	SLM Corp., MTN, 5.050%, 11/14/2014	293,143

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Non-Captive Consumer — continued
$ 350,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	$321,979
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	26,134
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	92,246
55,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	51,883
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	32,283
420,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	316,663
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,119,965

		3,053,506

	Non-Captive Diversified — 2.6%
745,000	General Electric Capital Corp., 5.875%, 1/14/2038	689,783
2,475,000	General Electric Capital Corp., Series A, MTN, 5.625%, 9/15/2017	2,549,819
2,472,000	GMAC, Inc., 144A, 6.625%, 5/15/2012	2,422,560
1,211,000	GMAC, Inc., 144A, 8.000%, 11/01/2031	1,089,900
465,000	International Lease Finance Corp., 5.000%, 4/15/2010	458,020
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	168,547
120,000	International Lease Finance Corp., Series R, MTN, 5.300%, 5/01/2012	101,930
40,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	33,308
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	156,882
285,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	215,391

		7,886,140

	Oil Field Services — 0.4%
190,000	Nabors Industries, Inc., 6.150%, 2/15/2018	197,475
730,000	Nabors Industries, Inc., 9.250%, 1/15/2019	894,043

		1,091,518

	Paper — 1.8%
565,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	539,575
1,470,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	1,451,625
735,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	749,700
365,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	386,900
1,945,000	International Paper Co., 9.375%, 5/15/2019	2,390,738

		5,518,538

	Pipelines — 1.0%
830,000	Enterprise Products Operating LLC, 7.550%, 4/15/2038	937,279
1,150,000	NGPL Pipeco LLC, 144A, 6.514%, 12/15/2012	1,249,918
705,000	ONEOK Partners LP, 8.625%, 3/01/2019	850,789

		3,037,986

	Property & Casualty Insurance — 0.2%
475,000	Willis North America, Inc., 6.200%, 3/28/2017	470,879
245,000	Willis North America, Inc., 7.000%, 9/29/2019	249,473

		720,352

	Refining — 0.4%
965,000	Valero Energy Corp., 9.375%, 3/15/2019	1,147,769

	Sovereigns — 1.8%
1,675,000	Emirate of Abu Dhabi, 144A, 6.750%, 4/08/2019	1,837,453
1,680,000	Indonesia Government International Bond, 144A, 7.750%, 1/17/2038	1,890,000
1,125,000	Republic of Korea, 7.125%, 4/16/2019	1,287,760
545,000	Taqa Abu Dhabi National Energy, 144A, 6.250%, 9/16/2019	527,915

		5,543,128

	Technology — 3.3%
1,895,000	Amphenol Corp., 4.750%, 11/15/2014	1,895,665
2,280,000	Cisco Systems, Inc., 5.500%, 1/15/2040	2,180,159
745,000	Corning, Inc., 7.250%, 8/15/2036	759,099
440,000	Equifax, Inc., 7.000%, 7/01/2037	432,621
1,180,000	Fiserv, Inc., 6.125%, 11/20/2012	1,284,868
215,000	Jabil Circuit, Inc., 7.750%, 7/15/2016	225,750
85,000	Motorola, Inc., 6.500%, 9/01/2025	73,849
115,000	Motorola, Inc., 6.500%, 11/15/2028	98,922
185,000	Motorola, Inc., 6.625%, 11/15/2037	160,950
279,000	Xerox Corp., 5.500%, 5/15/2012	294,853
985,000	Xerox Corp., 5.625%, 12/15/2019	983,625
1,435,000	Xerox Corp., 6.350%, 5/15/2018	1,496,889

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Technology — continued
$ 316,000	Xerox Corp., 6.400%, 3/15/2016	$335,945

		10,223,195

	Textile — 0.5%
1,515,000	Hanesbrands, Inc., 8.000%, 12/15/2016	1,543,406

	Tobacco — 0.6%
1,995,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,009,121

	Treasuries — 20.1%
920,000	U.S. Treasury Bond, 3.500%, 2/15/2039	753,537
6,057,000	U.S. Treasury Note, 0.875%, 12/31/2010	6,079,241
5,430,000	U.S. Treasury Note, 0.875%, 5/31/2011	5,436,576
910,000	U.S. Treasury Note, 1.875%, 6/15/2012	919,954
9,375,000	U.S. Treasury Note, 2.375%, 8/31/2010	9,499,144
1,000,000	U.S. Treasury Note, 2.625%, 6/30/2014	1,007,266
2,670,000	U.S. Treasury Note, 2.625%, 7/31/2014	2,683,350
3,810,000	U.S. Treasury Note, 2.750%, 2/15/2019	3,507,581
21,885,000	U.S. Treasury Note, 3.125%, 5/15/2019	20,725,773
3,545,000	U.S. Treasury Note, 3.250%, 7/31/2016	3,551,370
2,205,000	U.S. Treasury Note, 3.625%, 1/15/2010	2,207,068
1,380,000	U.S. Treasury Note, 3.625%, 8/15/2019	1,356,713
1,060,000	U.S. Treasury Note, 3.750%, 11/15/2018	1,059,917
3,005,000	U.S. Treasury Note, 4.625%, 2/15/2017	3,244,697

		62,032,187

	Wireless — 3.3%
1,070,000	American Tower Corp., 144A, 4.625%, 4/01/2015	1,082,257
2,615,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 144A, 7.750%, 5/01/2017	2,784,975
10,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	9,725
15,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	14,006
1,385,000	SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	1,418,836
3,945,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,279,281
100,000	True Move Co. Ltd., 144A, 10.375%, 8/01/2014	94,000
1,520,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	1,466,800

		10,149,880

	Wirelines — 6.0%
2,795,000	Axtel SAB de CV, 144A, 9.000%, 9/22/2019	2,864,875
4,033,000	Embarq Corp., 7.995%, 6/01/2036	4,338,290
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,449,000
210,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	181,650
890,000	Qwest Corp., 6.875%, 9/15/2033	783,200
1,545,000	Qwest Corp., 7.250%, 9/15/2025	1,429,125
255,000	Qwest Corp., 7.250%, 10/15/2035	224,400
2,020,000	Qwest Corp., 7.500%, 6/15/2023	1,908,900
775,000	Qwest Corp., 8.875%, 3/15/2012	833,125
590,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	557,955
2,435,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	2,648,779
1,100,000	Telemar Norte Leste SA, 144A, 9.500%, 4/23/2019	1,314,500

		18,533,799

	Total Bonds and Notes (Identified Cost $286,060,198)	299,800,103

Shares
Preferred Stocks — 0.2%
	Banking — 0.1%
532	GMAC, Inc., Series G, 144A, 7.000%	350,655

	Thrifts & Mortgage Finance — 0.1%
256,000	Federal National Mortgage Association, 6.750%(e)(f)	232,960
4,200	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(f)	4,620

		237,580

	Total Preferred Stocks (Identified Cost $1,717,444)	588,235

Principal Amount
Short-Term Investments — 1.8%
$5,669,673	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $5,669,673 on 1/04/2010, collateralized by $5,335,000 Federal Home Loan Mortgage Corp., 4.375% due 7/17/2015 valued at $5,788,475, including accrued interest(g) (Identified Cost $5,669,673)	$5,669,673

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Description	Value (†)
Total Investments — 99.2% (Identified Cost $293,447,315)(a)	$306,058,011
Other assets less liabilities — 0.8%	2,508,906

Net Assets — 100.0%	$308,566,917

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2009, the net unrealized appreciation on investments based on a cost of $293,760,339 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,452,792
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,155,120)

Net unrealized appreciation	$12,297,672

At September 30, 2009, the Fund had a capital loss carryforward of approximately $19,575,461 of which $19,393,733 expires on September 30, 2010 and $181,728 expires on September 30, 2014. At September 30, 2009 post-October capital loss deferrals were $129,243. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.

(c)	Illiquid security. At December 31, 2009, the value of this security amounted to $1,186,418 or 0.4% of net assets.

(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Non-income producing security.

(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $41,737,633 or 13.5% of net assets.

ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

GMTN Global Medium Term Note

GNMA Government National Mortgage Association

MTN Medium Term Note

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$299,800,103	$—	$299,800,103

Preferred Stocks
Banking	—	350,655	—	350,655
Thrifts & Mortgage Finance	232,960	4,620	—	237,580

Total Preferred Stocks	232,960	355,275	—	588,235

Short-Term Investments	—	5,669,673	—	5,669,673

Total	$232,960	$305,825,051	$—	$306,058,011

*	Major categories of the Fund’s investments are included above.

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Industry Summary at December 31, 2009 (Unaudited)

Treasuries	20.1%
Mortgage Related	14.9
Commercial Mortgage-Backed Securities	7.1
Banking	6.9
Wirelines	6.0
Food & Beverage	3.3
Technology	3.3
Wireless	3.3
Electric	3.2
Non-Captive Diversified	2.6
Diversified Manufacturing	2.2
Media Cable	2.0
Government Owned — No Guarantee	2.0
Other Investments, less than 2% each	20.5
Short-Term Investments	1.8

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 22, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2010